Main consolidated entities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Schedule of principal operating entities based on contributions to revenue and EBITDAaL

Company		Country
Orange SA	Parent company	France
Main consolidated entities
France	% Interest	Country
Orange SA - France Business Unit	100.00	France
Orange Concessions and its subsidiaries (1)	50.00	France
Orange Store	100.00	France

Europe	% Interest	Country
Orange Belgium	78.32	Belgium
Orange Espagne and its subsidiaries	100.00	Spain
Orange Moldova	94.45	Moldova
Orange Polska and its subsidiaries	50.67	Poland
Orange Romania	100.00	Romania
Orange Romania Communications and its subsidiary	54.01	Romania
Orange Slovensko	100.00	Slovakia
VOO SA and its subsidiaries	58.74	Belgium

Africa & Middle-East	% Interest	Country
Jordan Telecom and its subsidiaries	51.00	Jordan
Médi Telecom and its subsidiaries (2)	49.00	Morocco
Orange Botswana	73.68	Botswana
Orange Burkina Faso	85.80	Burkina Faso
Orange Cameroon	94.40	Cameroon
Orange Côte d'Ivoire and its subsidairies	72.50	Côte d'Ivoire
Orange Egypt for Telecommunications and its subsidiaries	99.96	Egypt
Orange Guinée (3)	37.60	Guinea
Orange Mali (3)	29.38	Mali
Orange RDC	100.00	Congo
Sonatel (3)	42.33	Senegal

Orange Business	% Interest	Country
Orange SA - Orange Business Unit	100.00	France
Orange Business Services SA and its subsidiaries	100.00	France
Orange Business Services Participations and its subsidiaries	100.00	France
Orange Cyberdefense and its subsidiaries	100.00	France
Globecast Holding and its subsidiaries	100.00	France

International Carriers & Shared Services	% Interest	Country
Orange SA - IC&SS Business Unit	100.00	France
FT IMMO H	100.00	France
OCS	66.67	France
Orange Brand Services	100.00	United Kingdom

Mobile Financial Services	% Interest	Country
Orange Bank	100.00	France

Totem	% Interest	Country
Totem France	100.00	France
Totem Spain	100.00	Spain

(1)	Orange Concessions is consolidated using the equity method.
(2)	Orange SA controls and consolidates Médi Telecom and its subsidiaries through a 49% equity interest and a 1.1% usufruct.
(3)	Orange SA controls Sonatel and its subsidiaries, which are fully consolidated, under the terms of the shareholders' agreement as supplemented by the Strategic Committee Charter dated July 13, 2005 (Orange SA owns and controls 100% of Orange MEA, which owns and controls 42.33% of Sonatel Group).